Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document Document And Entity Information [Abstract]
Entity Registrant Name	CHANNELADVISOR CORP
Entity Central Index Key	0001169652
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-1/A
Document Period End Date	Sep. 30, 2013
Amendment Flag	false